UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2010

Check here if Amendment [X ]; Amendment Number:1
This Amendment (Check only one.): [ x] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Lesa Sroufe & Co.
Address: 1200 Fifth Avenue, Suite 1200
         Seattle, WA  98101

13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Shaun E. Corry
Title:     Chief Compliance Officer
Phone:     206-838-8385

Signature, Place, and Date of Signing:

 /s/ Shaun E. Corry     Seattle, WA     February 17, 2011

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    52

Form 13F Information Table Value Total:    $198,095 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

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
                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M COMPANY                     Common Stock     88579y101      897    10390 SH       Sole                    10390
ABBOTT LABORATORIES            Common Stock     002824100      383     8000 SH       Sole                     8000
AMERICAN EXPRESS CO            Common Stock     025816109      283     6600 SH       Sole                     6600
AMERISERV FINANCIAL INC        Common Stock     03074A102      158   100000 SH       Sole                   100000
ANGLOGOLD ASHANTI LTD          Sponsored ADR    035128206     8890   180571 SH       Sole                   180571
ARCHER-DANIELS MIDLAND CO      Common Stock     039483102     6396   212648 SH       Sole                   212648
AT&T INC                       Common Stock     00206R102     7516   255831 SH       Sole                   255831
AVISTA CORP                    Common Stock     05379b107     7742   343795 SH       Sole                   343795
BANK OF UTICA NY NON VTG       Common Stock     065437204      265     1000 SH       Sole                     1000
BARRICK GOLD CORP CAD          Common Stock     067901108      530     9966 SH       Sole                     9966
BERKSHIRE HATHAWAY INC DEL CLA CL A             084670108      723        6 SH       Sole                        6
BERKSHIRE HATHAWAY INC DELCL B CL B             084670702      481     6000 SH       Sole                     6000
BHP BILLITON LTD SPONS         Sponsored ADR    088606108     1292    13905 SH       Sole                    13905
BRISTOL MYERS SQUIBB CO        Common Stock     110122108      432    16320 SH       Sole                    16320
CARBO CERAMICS INC             Common Stock     140781105     1584    15300 SH       Sole                    15300
CHEVRON CORP                   Common Stock     166764100     1708    18720 SH       Sole                    18720
CITIGROUP INC                  Common Stock     172967101      151    32000 SH       Sole                    32000
COCA COLA COMPANY              Common Stock     191216100      954    14500 SH       Sole                    14500
DELL INC                       Common Stock     24702R101     4603   339676 SH       Sole                   339676
ELI LILLY & CO                 Common Stock     532457108     5101   145586 SH       Sole                   145586
ENCANA CORP                    Common Stock     292505104     5278   181265 SH       Sole                   181265
EXXON MOBIL CORP               Common Stock     30231G102      803    10978 SH       Sole                    10978
FIRST CAROLINA INV INC         Common Stock     319420105      235    24700 SH       Sole                    24700
FLEXTRONICS INTERNATIONAL LTD. Common Stock     Y2573F102     3849   490362 SH       Sole                   490362
GENERAL ELECTRIC CO            Common Stock     369604103     6133   335343 SH       Sole                   335343
INTEL CORP                     Common Stock     458140100     6962   331063 SH       Sole                   331063
INTL BUSINESS MACHINES CORP    Common Stock     459200101      368     2508 SH       Sole                     2508
ISHARES SILVER TRUST           Ishares          46428Q109     6934   229746 SH       Sole                   229746
L 3 COMMUNICATIONS HLDGS INC   Common Stock     502424104     6707    95152 SH       Sole                    95152
M & T BANK CORP                Common Stock     55261F104     2549    29283 SH       Sole                    29283
MARATHON OIL CORP              Common Stock     565849106     6627   178957 SH       Sole                   178957
MARSH & MCLENNAN COS INC       Common Stock     571748102     7199   263304 SH       Sole                   263304
MERCK & CO INC NEW             Common Stock     58933y105     7375   204647 SH       Sole                   204647
MICROSOFT CORP                 Common Stock     594918104     5466   195861 SH       Sole                   195861
NEWMONT MINING CORP            Common Stock     651639106     7710   125506 SH       Sole                   125506
NIPPON TELEGRAPH & TELEPHONE C Sponsored ADR    654624105     5783   252104 SH       Sole                   252104
NUANCE COMMUNICATIONS, INC.    Common Stock     67020Y100      260    14275 SH       Sole                    14275
OMEROS CORPORATION             Common Stock     682143102       46     5604 SH       Sole                     5604
PAN AMERN SILVER CORP          Common Stock     697900108      379     9200 SH       Sole                     9200
PFIZER INC                     Common Stock     717081103     6269   358001 SH       Sole                   358001
PORTLAND GENERAL ELECTRIC CO   Common Stock     736508847     6049   278758 SH       Sole                   278758
PROSHARES SHORT S&P500         PSHS SHRTS&P     74347R503     2974    67846 SH       Sole                    67846
REDWOOD TRUST INC              Common Stock     758075402     4343   290873 SH       Sole                   290873
SAFEWAY INC NEW                Common Stock     786514208     5235   232750 SH       Sole                   232750
SOUTHWEST AIRLINES CO          Common Stock     844741108     7187   553700 SH       Sole                   553700
SPDR GOLD TR GOLD SHS          GOLD SHS         78463V107     4930    35542 SH       Sole                    35542
SYMANTEC CORP                  Common Stock     871503108      557    33300 SH       Sole                    33300
TECO ENERGY INC                Common Stock     872375100     5926   332933 SH       Sole                   332933
TIDEWATER INC                  Common Stock     886423102     6599   122568 SH       Sole                   122568
WAL-MART STORES INC            Common Stock     931142103     4975    92251 SH       Sole                    92251
WASHINGTON FEDERAL INC         Common Stock     938824109     6555   387424 SH       Sole                   387424
WELLS FARGO & CO NEW           Common Stock     949746101     5744   185334 SH       Sole                   185334

						            198095
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